SEGMENT AND RELATED INFORMATION (TABLES)	12 Months Ended
Dec. 28, 2012
Segment reporting [Abstract]
Segment reporting, disclosure of entity's reportable segments [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
Infrastructure & Environment (1)	$3,792.1	$3,760.9	$3,248.5
Federal Services (2)	2,721.6	2,695.4	2,582.8
Energy & Construction	3,138.1	3,251.1	3,420.6
Oil & Gas (3)	1,475.1	—	—
Inter-segment, eliminations and other	(154.4)	(162.4)	(74.8)
Total revenues	$10,972.5	$9,545.0	$9,177.1
Equity in income of unconsolidated joint ventures
Infrastructure & Environment (1)	$4.0	$3.9	$2.9
Federal Services (2)	6.4	6.2	5.9
Energy & Construction (4)	93.0	122.1	61.5
Oil & Gas (3)	4.2	—	—
Total equity in income of unconsolidated joint ventures	$107.6	$132.2	$70.3
URS operating income (loss) (5)
Infrastructure & Environment (1)	$218.8	$222.0	$223.8
Federal Services (2)	249.3	196.8	165.6
Energy & Construction	140.0	134.6	127.7
Oil & Gas (3)	62.3	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total URS operating income (loss)	$570.7	$473.9	$446.1
Operating income (loss) (7)
Infrastructure & Environment (1)	$220.9	$222.0	$222.9
Federal Services (2)	249.3	(151.5)	165.6
Energy & Construction	254.2	(214.4)	226.9
Oil & Gas (3)	61.2	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total operating income (loss)	$685.9	$(223.4)	$544.4
Capital expenditures
Infrastructure & Environment (1)	$43.2	$51.2	$30.0
Federal Services (2)	5.5	4.8	5.6
Energy & Construction	19.0	14.8	15.9
Oil & Gas (3)	72.3	—	—
Corporate (6)	13.2	10.9	6.6
Total capital expenditures	$153.2	$81.7	$58.1
Depreciation and amortization
Infrastructure & Environment (1)	$56.5	$55.0	$42.2
Federal Services (2)	36.3	27.1	21.4
Energy & Construction	47.1	54.3	62.3
Oil & Gas (3)	87.1	—	—
Corporate (6)	6.6	6.3	7.6
Total depreciation and amortization	$233.6	$142.7	$133.5

  The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
  The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
  The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million in the third quarter of 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
  We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
  Corporate includes expenses related to corporate functions and acquisition-related expenses.
  The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.

Reconciliation of other significant reconciling items from segments to consolidated [Table Text Block]
	Year Ended December 28, 2012
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$218.8	$249.3	$140.0	$62.3	$(99.7)	$570.7
Noncontrolling interests	2.1	—	114.2	(1.1)	—	115.2
Operating income (loss)	$220.9	$249.3	$254.2	$61.2	$(99.7)	$685.9

	Year Ended December 30, 2011
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$222.0	$196.8	$134.6	$—	$(79.5)	$473.9
Noncontrolling interests	—	—	128.5	—	—	128.5
Goodwill impairment	—	(348.3)	(477.5)	—	—	(825.8)
Operating income (loss)	$222.0	$(151.5)	$(214.4)	$—	$(79.5)	$(223.4)

	Year Ended December 31, 2010
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$223.8	$165.6	$127.7	$—	$(71.0)	$446.1
Noncontrolling interests	(0.9)	—	99.2	—	—	98.3
Operating income (loss)	$222.9	$165.6	$226.9	$—	$(71.0)	$544.4

Schedule of investments in and advances to unconsolidated joint ventures and property and equipment, net of accumulated depreciation by segment [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$8.1	$6.3
Federal Services	5.7	5.1
Energy & Construction	124.5	96.3
Oil & Gas	140.0	—
Total investments in and advances to unconsolidated joint ventures	$278.3	$107.7

Infrastructure & Environment	$141.0	$140.5
Federal Services	36.6	46.2
Energy & Construction	60.1	61.8
Oil & Gas	422.9	—
Corporate	26.9	20.9
Total property and equipment, net of accumulated depreciation	$687.5	$269.4

Reconciliation of assets from segment to consolidated [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$2,267.5	$2,287.3
Federal Services	1,645.8	1,582.4
Energy & Construction	2,776.5	2,611.9
Oil & Gas	1,904.4	—
Corporate	192.3	381.0
Total assets	$8,786.5	$6,862.6

Schedule of revenues from external customers, by geographical areas [Table Text Block]
	Years Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
United States	$8,640.2	$8,329.7	$8,385.4
Canada (1)	1,304.0	180.3	162.3
Other foreign countries	1,056.0	1,065.3	646.9
Eliminations	(27.7)	(30.3)	(17.5)
Total revenues	$10,972.5	$9,545.0	$9,177.1

  Revenues from Canada exceeded 10% of our consolidated revenues for the year ended December 28, 2012 due to our acquisition of Flint in fiscal year 2012.

  Property and equipment at cost, net is categorized by the location of incorporation of the legal entities.
  Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.

Schedule of net property and equipment from external customers by geographical areas [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Property and equipment at cost, net (1)
United States	$320.4	$209.5
International:
Canada (2)	313.2	8.7
United Kingdom	24.5	27.2
Other foreign countries	29.4	24.0
Total international	367.1	59.9
Total property and equipment at cost, net	$687.5	$269.4

Revenues from major customers [Table Text Block]
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

  The U.S. Army includes U.S. Army Corps of Engineers.